Derivative Instruments and Hedging Activities Level 4 (Details) - Summary of Financial Instruments (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Notional Amount of Cash Flow Hedge Instruments	$ 0	$ 325
Fair Value Liability of Cash Flow Hedging Instruments - Interest swap - 2010	0	0
Brazil foreign currency swaps - asset [Domain]
Derivatives, Fair Value [Line Items]
Derivative Asset, Notional Amount	7	0
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	0	0
Brazil foreign currency swaps - liability [Domain]
Derivatives, Fair Value [Line Items]
Notional Amount of Cash Flow Hedge Instruments	13	0
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	0	0
Australian dollar interest swap [Member]
Derivatives, Fair Value [Line Items]
Notional Amount of Cash Flow Hedge Instruments	6	6
Fair Value Liability of Derivative Instruments Not Designated as Hedging Instruments - Australian dollar interest swap	0	0
Electricity contracts [Member]
Derivatives, Fair Value [Line Items]
Notional Amount of Cash Flow Hedge Instruments	1	3
Other Derivatives Not Designated as Hedging Instruments Liabilities at Fair Value	0	(1)
Natural gas futures [Member]
Derivatives, Fair Value [Line Items]
Notional Amount of Cash Flow Hedge Instruments	0	3
Other Derivatives Not Designated as Hedging Instruments Liabilities at Fair Value	$ 0	$ 0